FAIR VALUE - Option-pricing assumptions and assumptions used upon issuance (Details)	Sep. 30, 2024 Y	Dec. 31, 2023 USD ($) Y	Sep. 30, 2023	Sep. 08, 2023 Y	Dec. 31, 2022 USD ($)	Oct. 31, 2022	Oct. 20, 2022 USD ($)
September 2023 Warrants | Volatility | Maximum
FAIR VALUE
Warrants	0.85	0.83		84
September 2023 Warrants | Volatility | Minimum
FAIR VALUE
Warrants	0.81	0.82		83
September 2023 Warrants | Risk-free interest rate
FAIR VALUE
Warrants	0.0441
September 2023 Warrants | Risk-free interest rate | Maximum
FAIR VALUE
Warrants		0.054		5.53
September 2023 Warrants | Risk-free interest rate | Minimum
FAIR VALUE
Warrants		0.038		4.39
September 2023 Warrants | Expected life (years) | Maximum
FAIR VALUE
Warrants	4.2	4.7		5
September 2023 Warrants | Expected life (years) | Minimum
FAIR VALUE
Warrants	0.8	0.3		0.4
September 2023 Warrants | Dividend
FAIR VALUE
Warrants	0	0	0	0
2022 Common Warrants | Volatility
FAIR VALUE
Warrants		81.1			86.5		84.5
2022 Common Warrants | Risk-free interest rate
FAIR VALUE
Warrants		3.84			3.99		4.45
2022 Common Warrants | Expected life (years)
FAIR VALUE
Warrants | $		3.8			4.8		5
2022 Common Warrants | Dividend
FAIR VALUE
Warrants		0			0	0	0